Principal Accounting Policies (Dividends) (Narrative) (Details)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CNY	Nov. 30, 2011 Dividend Declared [Member] USD ($)	Nov. 30, 2011 Dividend Declared [Member] CNY	Dec. 31, 2013 Dividend Paid [Member] USD ($)	Dec. 31, 2013 Dividend Paid [Member] CNY	Dec. 31, 2012 Dividend Paid [Member] USD ($)	Dec. 31, 2012 Dividend Paid [Member] CNY	Nov. 30, 2011 Ordinary Shares [Member] Dividend Declared [Member] USD ($)	Nov. 30, 2011 ADS [Member] Dividend Declared [Member] USD ($)
Dividends Payable [Line Items]
Cash dividends	121,000		1,823,314,000	$ 289,700,000	1,823,300,000	$ 1,100,000	6,600,000	$ 286,800,000	1,810,000,000
Cash dividends per share, declared										$ 0.51	$ 1.02
Cash dividends paid to Shanda		$ 208,600,000